Offerings	Jun. 05, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 12,000,000
Amount of Registration Fee	$ 1,837.20
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Maximum aggregate offering price of $12,000,000 comprised of the sales of shares of common stock and the Pre-funded Warrants hereunder.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants to purchase common stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.No separate fee is required pursuant to Rule 457(i) under the Securities Act. The Pre-funded Warrants are exercisable at an exercise price of $0.0001 per Pre-funded Warrant.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Pre-funded Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representatives Warrants to purchase shares of common stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.In accordance with Rule 457(g) under the Securities Act, because the shares of common stock of the registrant issuable upon exercise of the Representatives’ Warrants are registered hereby, no separate registration fee is required with respect to the Representatives’ Warrants registered hereby.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of the Representatives Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 750,000
Amount of Registration Fee	$ 114.83
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representatives’ Warrants is exercisable for shares of common stock at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representatives’ Warrants is $750,000 which is equal to 125% of $600,000 (5% of the proposed maximum aggregate offering price for the shares of $12,000,000). Pursuant to Rule 416, the registrant is also registering an additional indeterminate number of shares of common stock that are issuable by reason of the anti-dilution provisions of the Representatives’ Warrants.